Trade and Other Receivables - Schedule of Lifetime Expected Loss Provision for Trade Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Weighted- average expected credit loss rate	100.00%
Gross carrying amount	$ 4,701,900	$ 3,804,343
Allowance for expected credit losses	$ 968,322	428,099
Low risk [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted- average expected credit loss rate	0.60%
Gross carrying amount	$ 3,755,925	3,376,244
Allowance for expected credit losses	$ 22,347
Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted- average expected credit loss rate	100.00%
Gross carrying amount	$ 945,975	428,099
Allowance for expected credit losses	$ 945,975	$ 428,099